Certain relationships and related party transactions - Summary of Balances Arising from Transactions with Related Parties (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Balances Arising From Transactions With Related Parties [Abstract]
Accounts receivable		$ 4.3
Due from affiliates		117.1
Accounts payable	$ 0.3	0.4
Accrued expenses	$ 0.4	0.5	$ 0.3
Due to affiliates		$ 22.7	$ 24.9